Schedule of Reconciliation of Current Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Net income (loss) before income taxes	$ (6,681,589)	$ 1,816,484	$ (6,121,754)
Effective tax rate	27.00%	27.00%	27.00%
Expected income tax recovery	$ (1,804,029)	$ 490,451	$ (1,652,874)
Change in statutory, foreign tax, foreign exchange rates, and other	(109,080)	(199,665)	238,194
Permanent differences	2,628,742	1,335,113	649,306
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	381,147	249,576
Change in unrecognized deductible temporary differences	1,350,273	(15,149)	765,374
Total	$ 2,447,053	$ 1,860,326